Bank Loans	6 Months Ended
Dec. 31, 2023
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

Bank loans represent the amounts due to various banks. As of December 31, 2023 and June 30, 2023, short-term and long-term bank loans consisted of the following:

Summary of short-term bank loans

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2023	2023
Short-term loans:
Bank of China Ltd. (3)	4.25%	May 18, 2024	$943,675	$979,135
Industrial Bank Co., Ltd.	4.80%	December 7, 2023	-	1,379,063
China Merchants Bank (4)	4.93%	March 29, 2024	-	372,347
Xiamen Bank (1)	4%	June 25,2024	563,388	551,625
Industrial and Commercial Bank (5)	3.65%	September 23, 2023	-	689,532
Industrial and Commercial Bank of China (3)	3.65%	August 30, 2024	704,235	-
Xiamen International Bank (1)	4.50%	October 8, 2024	845,083	-
Industrial Bank Co., Ltd.	4.80%	December 26, 2024	1,126,777	-
Total			$4,183,158	$3,971,702
Current portion of long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	$-	$330,975
Bank of China Ltd. (3)	4.15%	December 29, 2023	-	772,275
Bank of China Ltd. (3)	5.10%	April 15, 2024	169,017	55,163
Bank of China Ltd. (3) (6)	4.35%	December 3, 2026	246,482	-
Total			$415,499	$1,158,413
			$4,598,657	$5,130,115

Summary of long-term bank loans

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2023	2023
Non-current portion of long-term loans:
Bank of China Ltd. (3) (6)	4.35%	December 3, 2026	$739,447	$-
Total			$739,447	$-

The weighted average interest rate on short-term bank loans outstanding as of December 31, 2023 and June 30, 2023 was 4.31% and 4.53%, respectively. The effective interest rate for bank loans was approximately 4.23% and 4.74% for the six months ended December 31, 2023 and 2022, respectively.

(1)	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.

(3)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company and Pop Culture.

(4)	The loan was guaranteed by Mr. Zhuoqin Huang.

(5)	The loan was guaranteed by Pop Culture.

(6)	The loan with principal of RMB7,000,000 (equivalent to $985,929) will be repaid in 20 installments at RMB350,000 (approximately $49,296) of each instalment till December 20, 2026.